Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 0	$ 9,033	$ 9,163
Total	$ 0	$ 0	$ 0	$ 9,033